Land Use Rights And Yew Forest Assets (Details 1) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Schedule of land and yew forest use rights
Land and yew forest use rights	$ 22,094,697	$ 16,058,406
Less: accumulated amortization	(1,141,135)	(730,088)
Total	$ 20,953,562	$ 15,328,318
Useful life			16 years	50 years